Employee benefit liabilities - Summary of employee benefit liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Non-current
Provision for gratuity (refer Note 41)	₨ 207	$ 3	₨ 169
Total	207	3	169
Current
Provision for gratuity (refer Note 41)	24	0	20
Provision for compensated absences	247	3	159
Total	₨ 271	$ 3	₨ 179